FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07288

                      FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 6/30/05

Item 1. Schedule of Investments.


FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

QUARTERLY STATEMENT OF INVESTMENTS
JUNE 30, 2005

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3
Notes to Statement of Investments ..........................................   9

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1
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

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

STATEMENT OF INVESTMENTS, JUNE 30, 2005 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL AMOUNT       VALUE
-------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS 109.6%
       MORTGAGE-BACKED SECURITIES 90.3%
    (a)FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 4.1%
       FHLMC, 4.061%, 11/01/16 ...............................................................   $   718,409      $    727,043
       FHLMC, 4.255%, 11/01/25 ...............................................................       144,745           147,543
       FHLMC, 4.297%, 5/01/20 ................................................................       433,956           443,454
       FHLMC, 4.438%, 9/01/27 ................................................................       343,876           353,355
       FHLMC, 4.513%, 7/01/24 ................................................................       429,300           442,010
       FHLMC, 4.565%, 7/01/22 ................................................................     2,445,952         2,499,412
       FHLMC, 4.607%, 5/01/30 ................................................................       668,505           690,502
       FHLMC, 4.614%, 11/01/25 ...............................................................       817,143           844,414
       FHLMC, 4.70%, 12/01/30 ................................................................       323,164           334,613
       FHLMC, 4.75%, 4/01/17 .................................................................       117,124           117,884
       FHLMC, 4.84%, 4/01/24 .................................................................       503,340           511,879
       FHLMC, 5.013%, 3/01/19 ................................................................       383,590           391,669
       FHLMC, 5.134%, 5/01/22 ................................................................       337,685           346,271
       FHLMC, 5.217%, 1/01/32 ................................................................       571,750           585,714
       FHLMC, 5.25%, 4/01/18 .................................................................       162,271           166,510
       FHLMC, 5.296%, 10/01/18 ...............................................................       356,975           362,358
       FHLMC, 5.72%, 1/01/31 .................................................................       666,859           682,385
       FHLMC, 5.891%, 1/01/28 ................................................................       537,943           548,684
       FHLMC, 5.969%, 7/01/30 ................................................................       765,950           783,741
       FHLMC, 6.12%, 8/01/31 .................................................................       196,026           198,751
    (b)FHLMC, 6.211%, 5/01/32 ................................................................       228,349           232,275
       FHLMC, 6.299%, 4/01/30 ................................................................     3,678,635         3,779,564
       FHLMC, 6.689%, 4/01/31 ................................................................        72,146            73,832
       FHLMC, 6.871%, 11/01/19 ...............................................................       315,402           328,865
                                                                                                                  -------------
                                                                                                                    15,592,728
                                                                                                                  -------------
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 28.9%
       FHLMC Gold 15 Year, 4.50%, 10/01/18 ...................................................    10,951,921        10,914,659
       FHLMC Gold 15 Year, 4.50%, 11/01/18 ...................................................     5,850,623         5,830,716
       FHLMC Gold 15 Year, 4.50%, 12/01/18 - 3/01/20 .........................................     7,233,092         7,208,655
       FHLMC Gold 15 Year, 5.00%, 10/01/17 - 8/01/18 .........................................     5,752,759         5,824,566
       FHLMC Gold 15 Year, 5.50%, 10/01/18 - 4/01/19 .........................................     3,315,535         3,405,831
       FHLMC Gold 15 Year, 6.50%, 3/01/09 - 4/01/11 ..........................................         9,740            10,131
       FHLMC Gold 15 Year, 7.00%, 6/01/09 - 7/01/11 ..........................................        10,446            10,932
       FHLMC Gold 15 Year, 7.50%, 4/01/10 ....................................................         4,077             4,308
       FHLMC Gold 15 Year, 8.00%, 1/01/10 - 12/01/12 .........................................       229,143           243,209
       FHLMC Gold 20 Year, 6.50%, 2/01/19 ....................................................     1,166,825         1,215,296
    (b)FHLMC Gold 30 Year, 5.00%, 7/01/33 ....................................................    12,188,000        12,191,803
       FHLMC Gold 30 Year, 5.00%, 10/01/33 - 7/01/34 .........................................       810,905           812,365
    (b)FHLMC Gold 30 Year, 5.50%, 7/01/33 ....................................................    17,000,000        17,239,054
       FHLMC Gold 30 Year, 5.50%, 9/01/33 ....................................................       767,875           779,527
       FHLMC Gold 30 Year, 5.50%, 1/01/35 ....................................................    17,120,865        17,376,605
       FHLMC Gold 30 Year, 6.00%, 7/01/28 - 6/01/34 ..........................................     1,012,227         1,038,982
       FHLMC Gold 30 Year, 6.00%, 8/01/34 ....................................................     6,558,826         6,731,744
       FHLMC Gold 30 Year, 6.50%, 11/01/27 - 7/01/32 .........................................     2,002,085         2,081,222


                                          Quarterly Statement of Investments | 3

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

-------------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL AMOUNT       VALUE
-------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       MORTGAGE-BACKED SECURITIES (CONT.)
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE (CONT.)
       FHLMC Gold 30 Year, 7.00%, 9/01/21 - 7/01/32 ..........................................   $ 6,814,959      $  7,186,022
       FHLMC Gold 30 Year, 7.50%, 10/01/25 - 8/01/32 .........................................     2,118,433         2,269,016
       FHLMC Gold 30 Year, 8.00%, 7/01/24 - 5/01/30 ..........................................       283,525           306,027
       FHLMC Gold 30 Year, 8.50%, 10/01/17 - 9/01/30 .........................................       766,963           823,808
       FHLMC Gold 30 Year, 9.00%, 9/01/30 ....................................................       683,757           758,196
       FHLMC Gold 30 Year, 9.25%, 12/01/08 ...................................................        94,155            96,721
       FHLMC Gold 30 Year, 9.50%, 12/01/16 - 4/01/25 .........................................     2,227,034         2,459,658
       FHLMC Gold 30 Year, 10.00%, 1/01/19 ...................................................       237,469           269,830
       FHLMC PC 20 Year, 8.50%, 5/01/17 ......................................................     1,718,899         1,858,296
       FHLMC PC 25 Year, 9.25%, 8/01/14 ......................................................         7,985             8,676
       FHLMC PC 25 Year, 9.50%, 12/01/09 .....................................................        89,920            94,864
       FHLMC PC 30 Year, 8.00%, 4/01/08 - 5/01/17 ............................................        36,733            39,215
       FHLMC PC 30 Year, 8.50%, 2/01/17 ......................................................        17,123            18,590
       FHLMC PC 30 Year, 9.00%, 7/01/08 - 6/01/16 ............................................         7,388             7,854
       FHLMC PC 30 Year, 9.125%, 9/01/17 .....................................................         4,780             5,193
       FHLMC PC 30 Year, 9.25%, 3/01/10 ......................................................         1,291             1,323
       FHLMC PC 30 Year, 9.50%, 8/01/19 ......................................................       214,212           233,315
                                                                                                              -----------------
                                                                                                                   109,356,209
                                                                                                              -----------------
    (a)FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 9.9%
       FNMA, 3.65%, 1/01/18 ..................................................................     3,388,389         3,435,162
       FNMA, 4.09%, 4/01/21 ..................................................................       131,173           133,553
       FNMA, 4.125%, 9/01/18 .................................................................        61,252            61,470
       FNMA, 4.138%, 8/01/26 .................................................................       395,626           403,819
       FNMA, 4.235%, 9/01/33 .................................................................     3,381,153         3,265,969
    (b)FNMA, 4.254%, 1/01/35 .................................................................     1,549,946         1,560,773
       FNMA, 4.265%, 8/01/30 .................................................................       608,749           628,905
       FNMA, 4.344%, 5/01/27 .................................................................       479,917           494,941
       FNMA, 4.44%, 7/01/17 ..................................................................       279,710           280,879
       FNMA, 4.498%, 10/01/24 ................................................................       811,485           841,978
       FNMA, 4.578%, 10/01/19 ................................................................       621,606           622,061
       FNMA, 4.602%, 11/01/31 ................................................................     1,654,597         1,700,140
       FNMA, 4.616%, 7/01/25 .................................................................       220,414           226,284
       FNMA, 4.644%, 7/01/19 .................................................................     2,949,488         3,010,979
       FNMA, 4.662%, 8/01/27 .................................................................       176,105           181,526
       FNMA, 4.664%, 6/01/25 .................................................................       284,470           291,887
       FNMA, 4.675%, 7/01/14 .................................................................       721,591           730,757
    (b)FNMA, 4.70%, 10/01/32 .................................................................     6,006,126         6,101,504
       FNMA, 4.723%, 5/01/27 .................................................................     1,455,603         1,493,164
       FNMA, 4.729%, 12/01/22 ................................................................       372,108           379,205
       FNMA, 4.745%, 4/01/18 .................................................................        78,066            81,022
    (b)FNMA, 4.767%, 11/01/34 ................................................................       425,857           431,429
       FNMA, 4.799%, 10/01/29 ................................................................       611,001           630,613
       FNMA, 4.806%, 2/01/32 .................................................................       415,027           422,606
       FNMA, 4.845%, 1/01/17 .................................................................       942,475           953,060


4 | Quarterly Statement of Investments

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

-------------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL AMOUNT       VALUE
-------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       MORTGAGE-BACKED SECURITIES (CONT.)
    (a)FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONT.)
       FNMA, 4.869%, 8/01/29 .................................................................   $   287,079      $    295,465
       FNMA, 4.925%, 4/01/27 .................................................................       379,849           390,099
       FNMA, 4.939%, 5/01/25 .................................................................        49,157            50,439
       FNMA, 5.11%, 6/01/17 ..................................................................       218,257           222,294
       FNMA, 5.125%, 12/01/31 ................................................................       393,048           405,284
       FNMA, 5.175%, 10/01/29 ................................................................        33,715            34,354
       FNMA, 5.257%, 5/01/28 .................................................................       957,864           981,889
       FNMA, 5.27%, 7/01/27 ..................................................................       318,319           326,572
       FNMA, 5.395%, 8/01/32 .................................................................       267,317           275,437
       FNMA, 5.443%, 5/01/21 .................................................................       557,948           571,295
       FNMA, 5.523%, 1/01/32 .................................................................       430,720           439,932
       FNMA, 5.691%, 5/01/30 .................................................................       204,603           208,612
       FNMA, 5.766%, 10/01/32 ................................................................       449,193           470,713
       FNMA, 5.788%, 7/01/31 .................................................................     1,762,117         1,818,863
       FNMA, 5.846%, 5/01/31 .................................................................        57,476            59,901
       FNMA, 5.858%, 8/01/29 .................................................................       108,167           110,194
       FNMA, 5.866%, 7/01/26 .................................................................       100,186           101,674
       FNMA, 5.95%, 4/01/18 ..................................................................       231,294           238,162
       FNMA, 5.987%, 7/01/31 .................................................................       203,149           209,693
       FNMA, 6.017%, 6/01/31 .................................................................       821,427           833,554
       FNMA, 6.125%, 11/01/28 ................................................................       169,561           174,549
       FNMA, 6.176%, 12/01/24 ................................................................       174,260           179,129
       FNMA, 6.507%, 4/01/31 .................................................................       197,105           201,420
       FNMA, 7.279%, 9/01/32 .................................................................       463,009           477,971
       FNMA, 8.295%, 6/01/30 .................................................................        83,135            82,882
                                                                                                                  -------------
                                                                                                                    37,524,063
                                                                                                                  -------------
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 31.0%
       FNMA 15 Year,5.00%, 6/01/18 - 4/01/20 .................................................     7,460,139         7,550,842
       FNMA 15 Year,5.00%, 7/01/18 ...........................................................     6,628,660         6,712,808
       FNMA 15 Year,5.50%, 5/01/14 - 2/01/18 .................................................     6,461,903         6,640,138
       FNMA 15 Year,6.00%, 1/01/11 - 5/01/17 .................................................     6,240,486         6,456,491
       FNMA 15 Year,6.50%, 9/01/08 - 10/01/16 ................................................       661,162           688,693
       FNMA 15 Year,7.00%, 11/01/11 ..........................................................         2,254             2,363
       FNMA 15 Year,7.50%, 7/01/09 - 7/01/12 .................................................        52,624            55,671
       FNMA 20 Year,6.50%, 5/01/16 - 5/01/19 .................................................     6,155,702         6,410,799
    (b)FNMA 30 Year,5.00%, 7/15/33 ...........................................................    15,000,000        15,004,680
       FNMA 30 Year,5.00%, 4/01/34 ...........................................................     1,850,244         1,852,819
       FNMA 30 Year,5.50%, 9/01/33 - 12/01/34 ................................................    13,884,426        14,090,643
       FNMA 30 Year,5.50%, 11/01/34 ..........................................................    25,101,451        25,467,361
       FNMA 30 Year,6.00%, 12/01/23 ..........................................................         3,809             3,922
       FNMA 30 Year,6.00%, 11/01/34 ..........................................................     3,701,876         3,797,699
       FNMA 30 Year,6.50%, 12/1/27 - 8/01/32 .................................................    12,519,146        12,987,669
       FNMA 30 Year,7.00%, 6/01/24 - 10/01/32 ................................................     3,094,819         3,265,760
       FNMA 30 Year,7.50%, 8/01/25 - 5/01/32 .................................................       751,880           803,913


                                          Quarterly Statement of Investments | 5

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

-------------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL AMOUNT       VALUE
-------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       MORTGAGE-BACKED SECURITIES (CONT.)
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE (CONT.)
       FNMA 30 Year, 8.00%, 1/01/25 - 7/01/31 ................................................   $   146,087      $    157,206
       FNMA 30 Year, 8.50%, 11/01/26 - 11/01/28 ..............................................     2,212,981         2,418,793
       FNMA 30 Year, 9.00%, 8/01/09 - 9/01/26 ................................................       604,856           643,934
       FNMA 30 Year, 9.25%, 10/01/09 .........................................................        12,334            12,666
       FNMA 30 Year, 9.50%, 11/01/15 - 4/01/30 ...............................................       946,874         1,040,859
       FNMA 30 Year, 10.00%, 7/01/16 - 4/01/21 ...............................................       726,160           814,526
       FNMA 30 Year, 10.50%, 1/01/16 - 5/01/30 ...............................................        70,534            78,242
       FNMA 30 Year, 11.00%, 10/01/15 - 6/01/30 ..............................................        85,791            96,690
       FNMA 30 Year, 12.00%, 4/01/15 - 5/01/16 ...............................................         6,204             6,968
       FNMA 30 Year, 12.50%, 12/01/13 ........................................................         1,553             1,754
       FNMA GL 20 Year, 10.00%, 8/01/15 ......................................................        82,626            92,462
       FNMA GL 30 Year, 9.00%, 11/01/11 ......................................................       244,473           261,354
       FNMA PL 30 Year, 10.00%, 9/01/20 ......................................................        25,817            29,224
                                                                                                                  -------------
                                                                                                                   117,446,949
                                                                                                                  -------------
    (a)GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE RATE 0.2%
       GNMA, 3.75%, 7/20/27 ..................................................................       532,467           541,926
       GNMA, 4.125%, 11/20/25 ................................................................       172,021           175,200
                                                                                                                  -------------
                                                                                                                       717,126
                                                                                                                  -------------
       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 16.2%
       GNMA I SF 15 Year, 7.00%, 4/15/14 .....................................................        85,427            89,897
       GNMA I SF 15 Year, 8.00%, 9/15/15 .....................................................       153,687           165,080
       GNMA I SF 30 Year, 5.00%, 4/15/34 - 7/15/34 ...........................................     8,983,565         9,066,912
       GNMA I SF 30 Year, 5.50%, 9/15/33 - 6/15/34 ...........................................     2,816,087         2,879,737
       GNMA I SF 30 Year, 6.00%, 2/15/29 - 12/15/33 ..........................................     2,422,488         2,501,737
       GNMA I SF 30 Year, 6.50%, 1/15/24 - 9/15/32 ...........................................     1,251,272         1,309,199
       GNMA I SF 30 Year, 7.00%, 10/15/09 - 2/15/32 ..........................................     2,220,038         2,327,386
       GNMA I SF 30 Year, 7.50%, 10/15/23 - 10/15/29 .........................................       232,333           249,624
       GNMA I SF 30 Year, 8.00%, 1/15/17 - 1/15/28 ...........................................       710,206           769,209
       GNMA I SF 30 Year, 8.25%, 4/15/06 - 10/15/21 ..........................................       458,552           493,417
       GNMA I SF 30 Year, 8.50%, 6/15/16 - 7/15/24 ...........................................       752,960           825,598
       GNMA I SF 30 Year, 9.00%, 8/15/08 - 8/15/28 ...........................................       258,461           276,303
       GNMA I SF 30 Year, 9.50%, 10/15/09 - 10/15/20 .........................................       192,574           206,383
       GNMA I SF 30 Year, 10.00%, 10/15/18 - 2/15/19 .........................................        35,131            39,863
       GNMA I SF 30 Year, 10.50%, 1/15/16 ....................................................         1,242             1,414
       GNMA II SF 15 Year, 9.00%, 8/20/06 ....................................................           282               285
       GNMA II SF 30 Year, 5.00%, 9/20/33 ....................................................    11,690,556        11,761,920
       GNMA II SF 30 Year, 5.00%, 1/20/34 ....................................................     8,372,088         8,423,558
       GNMA II SF 30 Year, 6.00%, 3/20/34 ....................................................     4,986,091         5,143,376
       GNMA II SF 30 Year, 6.00%, 4/20/34 - 6/20/34 ..........................................     5,220,335         5,381,988
       GNMA II SF 30 Year, 6.50%, 1/20/26 - 2/20/34 ..........................................     2,317,562         2,414,795
       GNMA II SF 30 Year, 7.00%, 3/20/27 - 11/20/32 .........................................     3,744,815         3,949,262
       GNMA II SF 30 Year, 7.50%, 11/20/22 - 7/20/32 .........................................     2,476,542         2,645,714


6 | Quarterly Statement of Investments

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

-------------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL AMOUNT       VALUE
-------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       MORTGAGE-BACKED SECURITIES (CONT.)
       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE (CONT.)
       GNMA II SF 30 Year, 8.00%, 1/20/17 - 8/20/26 ..........................................   $   281,805      $    303,997
       GNMA II SF 30 Year, 8.50%, 7/20/16 - 8/20/16 ..........................................        93,504           101,486
       GNMA II SF 30 Year, 9.00%, 11/20/19 - 3/20/25 .........................................        17,831            19,594
       GNMA II SF 30 Year, 10.50%, 6/20/20 ...................................................            30                34
                                                                                                                  -------------
                                                                                                                    61,347,768
                                                                                                                  -------------
       TOTAL MORTGAGE-BACKED SECURITIES (COST $340,772,236) ..................................                     341,984,843
                                                                                                                  -------------
       ASSET-BACKED SECURITIES 19.3%
    (a)AFC Home Equity Loan Trust, 1997-4, 2A2, FRN, 3.554%, 12/22/27 ........................     1,272,160         1,273,175
       Ameriquest Mortgage Securities Inc., 2003-10, AF3, 3.23%, 12/25/33 ....................     2,121,575         2,116,010
       Asset Backed Funding Certificates, 2001-AQ1, M1, 6.863%, 5/20/32 ......................     6,000,000         6,043,919
       Citifinancial Mortgage Securities Inc., 2003-1, AF3, 4.001%, 1/25/33 ..................     3,758,100         3,752,727
       Contimortgage Home Equity Loan Trust, 1999-3, A6, 7.68%, 12/25/29 .....................       344,557           349,729
       Countrywide Asset-Backed Certificates, 2004-7, AF4, 4.774%, 8/25/32 ...................     2,862,000         2,866,972
       Countrywide Asset-Backed Certificates, 2004-12, AF6, 4.634%, 3/25/35 ..................     2,850,000         2,844,120
       Countrywide Asset-Backed Certificates, 2004-13, AF6, 4.581%, 4/25/35 ..................       750,000           747,165
       Equity One ABS Inc., 2004-1, AF6, 4.205%, 4/25/34 .....................................     5,000,000         4,927,819
       FNMA Whole Loan, 2003-W16, AF3, 2.91%, 11/25/33 .......................................       503,875           502,238
       FNMA, G93-33, K, 7.00%, 9/25/23 .......................................................     3,750,052         3,977,562
       GE Capital Commercial Mortgage Corp., 2003-C1, A4, 4.819%, 1/10/38 ....................     1,262,683         1,287,913
       Greenwich Capital Commercial Funding Corp., 2004-GG1, A7, 5.317%, 6/10/36 .............     5,000,000         5,275,498
    (a)JP Morgan Chase Commercial Mortgage Securities Corp., 2004-CB9, A4, FRN, 5.561%,
         6/12/41 .............................................................................     3,779,632         4,047,048
       JP Morgan Chase Commercial Mortgage Securities Corp., 2004-LN2, A2, 5.115%, 7/15/41 ...       557,685           578,820
    (a)Morgan Stanley Capital I, 2002-NC4, A2, FRN, 3.714%, 9/25/32 ..........................       138,249           138,378
    (a)Morgan Stanley Capital I, 2004-IQ7, A4, FRN, 5.434%, 6/15/38 ..........................     6,000,000         6,386,196
       Popular ABS Mortgage Pass-Through Trust, 2005-3, AF6, 4.759%, 7/25/35 .................     4,750,000         4,756,123
       Residential Asset Mortgage Products Inc., 2003-RS11, AI2, 3.047%, 3/25/25 .............        23,766            23,723
       Residential Asset Mortgage Products Inc., 2003-RS11, AI4, 4.257%, 6/25/29 .............       500,000           498,212
    (a)Residential Asset Securities Corp., 2000-KS2, AII, FRN, 3.564% 3/25/30 ................     1,829,562         1,830,856
       Residential Asset Securities Corp., 2004-KS1, AI4, 4.213%, 4/25/32 ....................     2,500,000         2,494,426
       Residential Funding Mortgage Securities II, 2004-HI2, A4, 5.24%, 9/25/18 ..............     5,000,000         5,058,935
       Residential Funding Mortgage Securities II, 2005-HI1, A4, 4.70%, 8/25/34 ..............     4,000,000         3,980,000
    (a)Travelers Mortgage Services Inc., 1998-5A, A, FRN, 4.221%, 12/25/18 ...................       240,675           241,619
       Vanderbilt Mortgage Finance, 1998-C, 1A6, 6.75%, 10/07/28 .............................       100,000           106,927
       Wells Fargo Home Equity Trust, 2004-2, A15, 4.89%, 11/25/28 ...........................     6,868,000         6,908,165
                                                                                                                  -------------
       TOTAL ASSET-BACKED SECURITIES (COST $72,694,924) ......................................                      73,014,275
                                                                                                                  -------------
       TOTAL LONG TERM INVESTMENTS (COST $413,467,160) .......................................                     414,999,118
                                                                                                                  -------------
       SHORT TERM INVESTMENTS 4.1%
       U.S. GOVERNMENT AND AGENCY SECURITIES (COST $99,552) 0.0%(c)
(d),(e)U.S. Treasury Bill, 8/25/05 ...........................................................       100,000            99,556
                                                                                                                  -------------


                                          Quarterly Statement of Investments | 7

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                    SHARES            VALUE
-------------------------------------------------------------------------------------------------------------------------------
       SHORT TERM INVESTMENTS (CONT.)
       MONEY FUND (COST $15,650,728) 4.1%
    (f)Franklin Institutional Fiduciary Trust Money Market Portfolio .........................    15,650,728      $ 15,650,728
                                                                                                                  -------------
       TOTAL INVESTMENTS (COST $429,217,440) 113.7% ..........................................                     430,749,402
       OTHER ASSETS, LESS LIABILITIES (13.7)% ................................................                     (52,062,607)
                                                                                                                  -------------
       NET ASSETS 100.0% .....................................................................                    $378,686,795
                                                                                                                  =============

SELECTED PORTFOLIO ABBREVIATIONS

FRN - Floating Rate Note
GL  - Government Guaranteed Loan
PC  - Participation Certificate
PL  - Project Loan
SF  - Single Family

(a)   The coupon rate shown represents the rate at period end.

(b)   Security purchased on a to-be-announced basis.

(c)   Rounds to less than 0.05% of net assets.

(d)   On deposit with broker for initial margin on futures contracts.

(e) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(f) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


8 | See Notes to Statement of Investments. | Quarterly Statement of Investments

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Strategic Mortgage Portfolio (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one Fund, the Franklin Strategic Mortgage Portfolio (the Fund).

1. INCOME TAXES

At June 30, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments ...........................................   $ 429,729,990
                                                                  ==============
Unrealized appreciation .......................................   $   2,389,504
Unrealized depreciation .......................................      (1,370,092)
                                                                  --------------
Net unrealized appreciation (depreciation) ....................   $   1,019,412
                                                                  ==============

2. FINANCIAL FUTURES CONTRACTS

As of June 30, 2005, the Fund had the following financial futures contracts outstanding:

-------------------------------------------------------------------------------------------------------
                                        NUMBER OF                           CONTRACT        UNREALIZED
CONTRACTS TO SELL                       CONTRACTS      DELIVERY DATES      FACE VALUE       GAIN (LOSS)
-------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Note ...........       50            09/01/05         $5,000,000        $(19,922)
U.S. Treasury 10 Year Note ..........       80            09/01/05         $8,000,000        $ 36,250

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 9


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of

Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO


By    JIMMY D. GAMBILL
      ----------------
   /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By    JIMMY D. GAMBILL
      ----------------
   /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  August 19, 2005


By    GALEN G. VETTER
      ----------------
   /s/Galen G. Vetter
      Chief Financial Officer
Date  August 19, 2005






                                Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Strategic Mortgage Portfolio;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

August 19, 2005


/s/JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration














I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Strategic Mortgage Portfolio;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

August 19, 2005


/s/GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer